UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Mid Cap Value Fund
(formerly Great-West Goldman Sachs Mid Cap Value Fund)
(Institutional and Investor Class)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2018
Sector	Percentage of Fund Investments
Financial	33.39%
Consumer, Non-cyclical	13.63
Consumer, Cyclical	11.83
Industrial	10.43
Utilities	8.86
Energy	7.58
Communications	5.29
Technology	3.53
Basic Materials	3.41
Short Term Investments	2.05
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,000.40	$3.95
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$3.99
Investor Class
Actual	$1,000.00	$ 999.70	$5.67
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.73
* Expenses are equal to the Fund's annualized expense ratio of 0.80% for the Institutional Class shares and 1.15% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.43%
44,978	CF Industries Holdings Inc	$ 1,997,023
403,947	Freeport-McMoRan Inc	6,972,125
142,311	Huntsman Corp	4,155,481
14,270	Reliance Steel & Aluminum Co	1,249,196
110,212	Steel Dynamics Inc	5,064,242
3,099	Westlake Chemical Corp	333,545
		19,771,612
Communications — 5.33%
141,459	ARRIS International PLC(a)	3,457,965
28,481	Comcast Corp Class A	934,462
34,208	CommScope Holding Co Inc(a)	999,045
31,877	EchoStar Corp Class A(a)	1,415,339
42,957	Interpublic Group of Cos Inc	1,006,912
9,329	John Wiley & Sons Inc Class A	582,130
62,543	Juniper Networks Inc(b)	1,714,929
17,481	LogMeIn Inc	1,804,913
340,239	News Corp Class A	5,273,704
20,905	Palo Alto Networks Inc(a)	4,295,350
190,274	Viacom Inc Class B(b)	5,738,664
30,972	Walt Disney Co	3,246,175
5,524	Zayo Group Holdings Inc(a)	201,516
		30,671,104
Consumer, Cyclical — 11.90%
55,997	Best Buy Co Inc	4,176,256
1,760	Burlington Stores Inc(a)	264,933
23,707	Copa Holdings SA Class A	2,243,156
42,867	Darden Restaurants Inc	4,589,341
7,817	Delphi Technologies PLC	355,361
65,306	Dick's Sporting Goods Inc	2,302,036
17,989	Dolby Laboratories Inc Class A	1,109,741
38,244	Dollar Tree Inc(a)	3,250,740
124,279	DR Horton Inc	5,095,439
65,005	Foot Locker Inc	3,422,513
105,722	General Motors Co	4,165,447
45,070	KAR Auction Services Inc	2,469,836
45,717	L Brands Inc	1,686,043
126,506	Macy's Inc	4,735,120
136,371	MGM Resorts International	3,958,850
15,527	MSC Industrial Direct Co Inc Class A	1,317,466
22,120	Nu Skin Enterprises Inc Class A	1,729,563
174,718	PulteGroup Inc	5,023,142
29,558	PVH Corp	4,425,424
17,654	Ralph Lauren Corp	2,219,461
8,266	Skechers USA Inc Class A(a)	248,063
37,603	Thor Industries Inc	3,662,156
3,578	Toro Co	215,575
13,307	United Continental Holdings Inc(a)	927,897
26,462	WESCO International Inc(a)	1,510,980
Shares		Fair Value
Consumer, Cyclical — (continued)
55,566	Williams-Sonoma Inc(b)	$ 3,410,641
		68,515,180
Consumer, Non-Cyclical — 13.72%
45,040	AbbVie Inc	4,172,956
13,232	Allergan PLC	2,206,039
10,134	Biogen Inc(a)	2,941,292
6,505	Bio-Rad Laboratories Inc Class A(a)	1,876,953
131,810	Boston Scientific Corp(a)	4,310,187
6,472	Bright Horizons Family Solutions Inc(a)	663,510
70,287	Cardinal Health Inc	3,432,114
169,045	ConAgra Foods Inc	6,039,978
3,910	Estee Lauder Cos Inc Class A	557,918
601	Graham Holdings Co Class B	352,246
114,047	H&R Block Inc	2,597,991
6,051	HCA Healthcare Inc	620,833
34,768	Herbalife Ltd(a)	1,867,737
33,312	Hill-Rom Holdings Inc	2,909,470
17,637	IDEXX Laboratories Inc(a)	3,843,808
17,428	Incyte Corp(a)	1,167,676
20,202	IQVIA Holdings Inc(a)	2,016,564
35,113	Johnson & Johnson	4,260,611
57,294	Kroger Co	1,630,014
53,334	Lamb Weston Holdings Inc	3,653,912
85,575	Molson Coors Brewing Co Class B	5,822,523
37,989	Mylan NV(a)	1,372,923
6,677	Perrigo Co PLC	486,820
19,323	Pinnacle Foods Inc	1,257,154
17,656	Quanta Services Inc(a)	589,710
28,489	Service Corp International	1,019,621
10,131	Universal Health Services Inc Class B	1,128,999
139,159	US Foods Holding Corp(a)	5,262,993
29,136	Vertex Pharmaceuticals Inc(a)	4,951,955
17,850	WellCare Health Plans Inc(a)	4,395,384
3,589	Zimmer Biomet Holdings Inc	399,958
13,965	Zoetis Inc	1,189,678
		78,999,527
Energy — 7.63%
68,946	Cabot Oil & Gas Corp	1,640,915
276,763	CNX Resources Corp(a)(b)	4,920,846
70,688	Continental Resources Inc(a)	4,577,755
64,705	Energen Corp(a)	4,711,818
93,882	Halliburton Co	4,230,323
33,616	Helmerich & Payne Inc	2,143,356
83,941	HollyFrontier Corp	5,744,083
231,933	Marathon Oil Corp	4,838,122
61,901	Marathon Petroleum Corp	4,342,974
42,271	Patterson-UTI Energy Inc	760,878
87,064	PBF Energy Inc Class A	3,650,594
34,073	Whitting Petroleum Corp(a)	1,796,329

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Energy — (continued)
31,275	WPX Energy Inc(a)	$ 563,888
		43,921,881
Financial — 33.60%
152,762	AGNC Investment Corp REIT	2,839,846
12,061	Alexandria Real Estate Equities Inc REIT	1,521,736
228,289	Ally Financial Inc	5,997,152
20,324	American Financial Group Inc	2,181,375
131,687	American Homes 4 Rent REIT Class A	2,920,818
92,760	Apartment Investment & Management Co REIT Class A	3,923,748
139,826	Apple Hospitality Inc REIT	2,500,089
204,231	Arch Capital Group Ltd(a)	5,403,952
134,060	Assured Guaranty Ltd	4,789,964
118,797	Athene Holding Ltd Class A(a)	5,208,061
154,396	Bank of America Corp	4,352,423
131,147	BGC Partners Inc Class A	1,484,584
100,358	Brandywine Realty Trust REIT	1,694,043
82,849	Brighthouse Financial Inc(a)	3,319,759
58,407	Brown & Brown Inc	1,619,626
21,188	CBOE Global Markets Inc	2,205,035
55,845	CBRE Group Inc Class A(a)	2,666,040
174,597	Citizens Financial Group Inc	6,791,823
19,201	Comerica Inc	1,745,755
175,293	Duke Realty Corp REIT	5,088,756
3,529	E*TRADE Financial Corp(a)	215,834
243,685	Empire State Realty Trust Inc REIT Class A	4,167,013
40,746	Equity Residential REIT	2,595,113
8,857	Essex Property Trust Inc REIT	2,117,443
28,115	First American Financial Corp	1,454,108
1,865	First Citizens BancShares Inc	752,153
19,144	FNB Corp	256,912
213,195	Forest City Realty Trust Inc REIT Class A	4,862,978
86,563	Gaming & Leisure Properties Inc REIT	3,098,955
64,592	Highwoods Properties Inc REIT	3,276,752
170,913	Hospitality Properties Trust REIT	4,889,821
300,020	Host Hotels & Resorts Inc REIT	6,321,421
14,577	Interactive Brokers Group Inc Class A	938,905
215,744	Jefferies Financial Group Inc	4,906,019
303,491	Kimco Realty Corp REIT	5,156,312
39,778	Lamar Advertising Co REIT Class A	2,717,235
43,804	MFA Financial Inc REIT	332,034
56,965	Mid-America Apartment Communities Inc REIT	5,734,667
31,581	Navient Corp	411,500
99,623	PacWest Bancorp	4,923,369
72,457	Progressive Corp	4,285,832
23,855	Prologis Inc REIT	1,567,035
Shares		Fair Value
Financial — (continued)
76,045	Realogy Holdings Corp(b)	$ 1,733,826
19,100	Regency Centers Corp REIT	1,185,728
71,224	Regions Financial Corp	1,266,363
35,856	Reinsurance Group of America Inc	4,786,059
215,379	Retail Properties of America Inc REIT Class A	2,752,544
73,392	Spirit Realty Capital Inc REIT	589,338
102,002	STORE Capital Corp REIT	2,794,855
22,238	Sun Communities Inc REIT	2,176,655
15,159	SVB Financial Group(a)	4,377,313
193,499	Synchrony Financial	6,458,997
93,371	Synovus Financial Corp	4,932,790
59,967	Torchmark Corp	4,881,913
96,339	Unum Group	3,563,580
195,625	VEREIT Inc REIT	1,455,450
47,151	Voya Financial Inc	2,216,097
20,189	Weingarten Realty Investors REIT	622,023
47,840	Western Alliance Bancorp(a)	2,708,222
192,945	Weyerhaeuser Co REIT	7,034,775
5,151	White Mountains Insurance Group Ltd	4,669,948
		193,442,472
Industrial — 10.50%
43,314	Acuity Brands Inc	5,018,793
147,745	AECOM (a)	4,880,017
26,881	Agilent Technologies Inc	1,662,321
83,585	AMETEK Inc	6,031,494
10,032	Cummins Inc	1,334,256
56,449	Fortune Brands Home & Security Inc	3,030,747
12,094	Huntington Ingalls Industries Inc	2,621,858
45,743	Ingersoll-Rand PLC	4,104,519
88,543	Jabil Circuit Inc	2,449,099
73,195	Masco Corp	2,738,957
66,368	National Instruments Corp	2,786,129
53,333	Owens-Illinois Inc(a)	896,528
123,423	Pentair PLC	5,193,640
11,775	Regal Beloit Corp	963,195
20,684	Republic Services Inc	1,413,958
19,426	Ryder System Inc	1,395,952
5,748	Snap-on Inc	923,819
13,161	Teledyne Technologies Inc(a)	2,619,829
23,176	Terex Corp	977,795
94,922	Trinity Industries Inc	3,252,028
107,948	Westrock Co	6,155,195
		60,450,129
Technology — 3.56%
35,580	Citrix Systems Inc(a)	3,730,207
11,832	Dun & Bradstreet Corp	1,451,195
17,936	DXC Technology Co	1,445,821
25,937	Lam Research Corp	4,483,210
18,365	Splunk Inc(a)	1,820,155

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Technology — (continued)
5,859	Teradyne Inc	$ 223,052
94,431	Western Digital Corp	7,309,904
		20,463,544
Utilities — 8.91%
3,399	Ameren Corp	206,829
211,232	CenterPoint Energy Inc	5,853,239
127,475	CMS Energy Corp	6,027,018
18,232	Consolidated Edison Inc	1,421,731
138,975	MDU Resources Group Inc	3,985,803
139,828	NRG Energy Inc	4,292,720
147,748	OGE Energy Corp	5,202,207
84,586	PG&E Corp	3,599,980
67,374	Pinnacle West Capital Corp	5,427,650
172,691	PPL Corp	4,930,328
97,971	UGI Corp	5,101,350
115,202	Xcel Energy Inc	5,262,427
		51,311,282
TOTAL COMMON STOCK — 98.58% (Cost $554,760,302)		$567,546,731
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.06%
$2,818,898	Undivided interest of 16.22% in a repurchase agreement (principal amount/value $17,412,665 with a maturity value of $17,415,741) with Mizuho Securities (USA) LLC, 2.12%, dated 6/29/18 to be repurchased at $2,818,898 on 7/2/18 collateralized by various U.S. Government Agency securities, 2.50% - 4.50%, 3/1/27 - 5/1/48, with a value of $17,760,918.(c)	2,818,898
592,898	Undivided interest of 2.07% in a repurchase agreement (principal amount/value $28,649,050 with a maturity value of $28,653,896) with Bank of Montreal, 2.03%, dated 6/29/18 to be repurchased at $592,898 on 7/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.38%, 8/16/18 - 9/9/49, with a value of $29,222,032.(c)	592,898
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,818,898	Undivided interest of 3.04% in a repurchase agreement (principal amount/value $92,765,073 with a maturity value of $92,781,384) with RBC Capital Markets Corp, 2.11%, dated 6/29/18 to be repurchased at $2,818,898 on 7/2/18 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 11/1/36 - 6/1/48, with a value of $94,620,374.(c)	$ 2,818,898
2,818,898	Undivided interest of 3.26% in a repurchase agreement (principal amount/value $86,553,026 with a maturity value of $86,568,317) with Deutsche Bank Securities Inc, 2.12%, dated 6/29/18 to be repurchased at $2,818,898 on 7/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 7/27/18 - 9/6/44, with a value of $88,284,086.(c)	2,818,898
2,818,898	Undivided interest of 5.30% in a repurchase agreement (principal amount/value $53,274,312 with a maturity value of $53,283,724) with Scotia Capital (USA) Inc, 2.12%, dated 6/29/18 to be repurchased at $2,818,898 on 7/2/18 collateralized by various U.S. Government Agency securities, 2.50% - 6.43%, 2/1/21 - 6/1/48, with a value of $54,349,398.(c)	2,818,898
SHORT TERM INVESTMENTS — 2.06% (Cost $11,868,490)		$ 11,868,490
TOTAL INVESTMENTS — 100.64% (Cost $566,628,792)		$579,415,221
OTHER ASSETS & LIABILITIES, NET — (0.64)%		$ (3,662,841)
TOTAL NET ASSETS — 100.00%		$575,752,380

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 29, 2018.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Schedule of Investments
As of June 29, 2018 (Unaudited)
At June 29, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Net Unrealized Depreciation
S&P Mid 400® Emini Long Futures	5	978,050	September 2018	$(25,275)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
Great-West Mid Cap Value Fund (formerly Great-West Goldman Sachs Mid Cap Value Fund)
ASSETS:
Investments in securities, fair value (including $11,543,970 of securities on loan)(a)	$567,546,731
Repurchase agreements, fair value(b)	11,868,490
Cash	19,459,689
Dividends receivable	828,722
Subscriptions receivable	1,115,117
Receivable for investments sold	31,737,527
Variation margin on futures contracts	100,845
Total Assets	632,657,121
LIABILITIES:
Margin deposits due to broker	48,680
Payable for director fees	2,058
Payable for investments purchased	18,262,583
Payable for other accrued fees	41,210
Payable for shareholder services fees	15,261
Payable to investment adviser	377,082
Payable upon return of securities loaned	11,868,490
Redemptions payable	26,289,377
Total Liabilities	56,904,741
NET ASSETS	$575,752,380
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,706,261
Paid-in capital in excess of par	501,794,262
Net unrealized appreciation	12,761,154
Undistributed net investment income	301,738
Accumulated net realized gain	55,188,965
NET ASSETS	$575,752,380
NET ASSETS BY CLASS
Investor Class	$54,339,240
Institutional Class	$521,413,140
CAPITAL STOCK:
Authorized
Investor Class	20,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	4,217,943
Institutional Class	52,844,666
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.88
Institutional Class	$9.87
(a) Cost of investments	$554,760,302
(b) Cost of repurchase agreements	$11,868,490
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
Great-West Mid Cap Value Fund (formerly Great-West Goldman Sachs Mid Cap Value Fund)
INVESTMENT INCOME:
Interest	$21,905
Income from securities lending	12,071
Dividends	5,776,292
Total Income	5,810,268
EXPENSES:
Management fees	2,290,806
Shareholder services fees – Investor Class	87,299
Audit and tax fees	14,805
Custodian fees	15,074
Director's fees	8,365
Legal fees	973
Pricing fees	244
Registration fees	28,213
Shareholder report fees	3,369
Transfer agent fees	3,947
Other fees	1,497
Total Expenses	2,454,592
Less amount waived by investment adviser	49,370
Net Expenses	2,405,222
NET INVESTMENT INCOME	3,405,046
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	45,158,688
Net realized gain on futures contracts	44,676
Net Realized Gain	45,203,364
Net change in unrealized depreciation on investments	(46,000,577)
Net change in unrealized depreciation on futures contracts	(25,275)
Net Change in Unrealized Depreciation	(46,025,852)
Net Realized and Unrealized Loss	(822,488)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,582,558
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Mid Cap Value Fund (formerly Great-West Goldman Sachs Mid Cap Value Fund)	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$3,405,046	$6,265,838
Net realized gain	45,203,364	85,223,721
Net change in unrealized appreciation (depreciation)	(46,025,852)	4,670,636
Net Increase in Net Assets Resulting from Operations	2,582,558	96,160,195
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(110,687)	(3,886,826)
Institutional Class	(2,992,621)	(59,560,903)
From net investment income	(3,103,308)	(63,447,729)
From net realized gains
Investor Class	-	(1,930,390)
Institutional Class	-	(28,565,066)
From net realized gains	0	(30,495,456)
Total Distributions	(3,103,308)	(93,943,185)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	20,822,588	16,261,922
Institutional Class	72,899,935	97,463,795
Shares issued in reinvestment of distributions
Investor Class	110,687	5,817,216
Institutional Class	2,992,621	88,125,969
Shares redeemed
Investor Class	(16,554,867)	(19,300,567)
Institutional Class	(131,226,034)	(136,338,149)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(50,955,070)	52,030,186
Total Increase (Decrease) in Net Assets	(51,475,820)	54,247,196
NET ASSETS:
Beginning of Period	627,228,200	572,981,004
End of Period(a)	$575,752,380	$627,228,200
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,615,923	1,219,256
Institutional Class	7,383,161	9,345,869
Shares issued in reinvestment of distributions
Investor Class	8,469	449,927
Institutional Class	298,963	8,831,796
Shares redeemed
Investor Class	(1,267,522)	(1,473,876)
Institutional Class	(13,126,652)	(13,037,812)
Net Increase (Decrease)	(5,087,658)	5,335,160
(a) Including undistributed net investment income:	$301,738	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$12.91	0.06	(0.06)	0.00 (d)	-	(0.03)	-	(0.03)	$12.88	(0.03%) (e)
12/31/2017	$12.49	0.10	1.99	2.09	-	(1.12)	(0.55)	(1.67)	$12.91	16.99%
12/31/2016	$10.68	0.11	2.05	2.16	-	(0.24)	(0.11)	(0.35)	$12.49	20.29%
12/31/2015	$12.08	0.11	(0.58)	(0.47)	(0.01)	(0.55)	(0.37)	(0.93)	$10.68	(4.03%)
12/31/2014	$12.23	0.09	1.90	1.99	-	(1.60)	(0.54)	(2.14)	$12.08	16.10%
12/31/2013	$10.92	0.10	3.54	3.64	-	(1.83)	(0.50)	(2.33)	$12.23	33.66%
Institutional Class
06/29/2018(Unaudited)	$ 9.91	0.06	(0.05)	0.01	-	(0.05)	-	(0.05)	$ 9.87	0.04% (e)
12/31/2017	$ 9.92	0.11	1.59	1.70	-	(1.16)	(0.55)	(1.71)	$ 9.91	17.45%
12/31/2016	$ 8.61	0.12	1.66	1.78	-	(0.36)	(0.11)	(0.47)	$ 9.92	20.76%
12/31/2015 (f)	$10.00	0.09	(0.58)	(0.49)	(0.01)	(0.55)	(0.34)	(0.90)	$ 8.61	(5.04%) (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 54,339	1.25% (h)	1.15% (h)	0.88% (h)	109% (e)
12/31/2017	$ 49,854	1.21%	1.18%	0.74%	208%
12/31/2016	$ 45,791	1.25%	1.25%	0.95%	219%
12/31/2015	$ 59,658	1.25%	1.25%	0.90%	224%
12/31/2014	$559,946	1.25%	1.25%	0.72%	226%
12/31/2013	$535,844	1.25%	1.25%	0.76%	225%
Institutional Class
06/29/2018 (Unaudited)	$521,413	0.81% (h)	0.80% (h)	1.20% (h)	109% (e)
12/31/2017	$577,374	0.84%	0.83%	1.09%	208%
12/31/2016	$527,190	0.90%	0.90%	1.30%	219%
12/31/2015 (f)	$485,817	0.90% (h)	0.90% (h)	1.35% (h)	224%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Mid Cap Value Fund (the Fund) are included herein. Effective May 1, 2018, the Great-West Goldman Sachs Mid Cap Value Fund name changed to the Great-West Mid Cap Value Fund.The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 29, 2018

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 567,546,731	$ —	$ —	$ 567,546,731
Short Term Investments	—	11,868,490	—	11,868,490
Total Assets	$ 567,546,731	$ 11,868,490	$ 0	$ 579,415,221
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (25,275)	$ —	$ —	$ (25,275)
Total Liabilities	$ (25,275)	$ 0	$ 0	$ (25,275)

Semi-Annual Report - June 29, 2018

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
Federal tax cost of investments	$567,951,007
Gross unrealized appreciation on investments	32,055,623
Gross unrealized depreciation on investments	(20,616,684)
Net unrealized appreciation on investments	$11,438,939
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 29, 2018

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash in order for the Fund to maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 18 futures contracts for the reporting period.
Valuation of derivative investments as of June 29, 2018 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$(25,275) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 29, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$44,676	Net change in unrealized depreciation on futures contracts	$(25,275)

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.79% of the Fund’s average daily net assets up to $1 billion dollars, 0.74% of the Fund’s average daily net assets over $1 billion dollars and 0.69% of the Fund’s average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.80% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 29, 2018

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 29, 2018, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of June 29, 2018	Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimursed Fees by the Adviser
$49,370	$49,265	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $630,154,192 and $684,442,350, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2018, the Fund had securities on loan valued at $11,543,970 and received collateral as reported on the Statement of Assets and Liabilities of $11,868,490 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 29, 2018, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Goldman Sachs Mid Cap Value Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 27-28, 2018, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”), and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class (Investor Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, and five-year periods ended December 31, 2017. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2017 and was in the first quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the one-, three- and five year periods ended December 31, 2017. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2019, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe.

Specifically, the Board considered for each Class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
Based on the information provided, the Board noted that, although the Fund’s Institutional Class Contractual Management Fee was higher than the average contractual management fees of its peer group of funds, the Fund’s Institutional Class Contractual Management Fee was lower than the median contractual management fees of its peer group of funds and the Fund’s Investor Class Contractual Management Fee was lower than the average and median contractual management fee of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio for each Class was lower than the average and median expense ratio of its respective peer group and peer universe and was in the second quartile of its respective peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser and noted that where the fee charged to GWCM was higher than that charged to other clients, the Board determined that the fee charged to GWCM was reasonable.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM, including, in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018